Document and Entity Information Document	Feb. 18, 2025
Entity Information [Line Items]
Entity Information, Former Legal or Registered Name	N/A
Document Type	8-K
Document Period End Date	Feb. 18, 2025
Entity Registrant Name	CELANESE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32410
Entity Tax Identification Number	98-0420726
Entity Address, Address Line One	222 West Las Colinas Blvd. Suite 900N
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	443-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001306830
Amendment Flag	false
Common Stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CE
Security Exchange Name	NYSE
4.777% Senior Notes due 2026
Entity Information [Line Items]
Title of 12(b) Security	4.777% Senior Notes due 2026
Trading Symbol	CE /26A
Security Exchange Name	NYSE
2.125% Senior Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	2.125% Senior Notes due 2027
Trading Symbol	CE /27
Security Exchange Name	NYSE
0.625% Senior Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2028
Trading Symbol	CE /28
Security Exchange Name	NYSE
5.337% Senior Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	5.337% Senior Notes due 2029
Trading Symbol	CE /29A
Security Exchange Name	NYSE